INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Tax loss carryforwards	$ 17,543	$ 9,409
Research and development	7,132	6,141
Deferred revenue	1,480	2,238
Employee and payroll accrued expenses	1,335	891
Share-based compensation	389
Operating lease liability	4,947	1,013
Issuance expense	982
Other	89	72
Total deferred tax assets	33,897	19,764
Deferred tax liabilities:
Property and equipment, net	(289)	(250)
Deferred costs	(1,629)	(1,481)
Operating lease right-of-use asset	(4,212)	(984)
Total deferred tax liabilities	(6,130)	(2,715)
Total deferred tax assets, net	27,767	17,049
Less valuation allowance for deferred tax assets	(26,421)	(15,390)	$ (8,762)	$ (9,511)
Net deferred tax assets	$ 1,346	$ 1,659